Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated November 30, 2016, to the Fund’s

Prospectus dated January 1, 2016, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: International Opportunities Fund – Investment Adviser,” the portfolio manager disclosure with respect to Delaware Investments Fund Advisers, as supplemented on March 1, 2016, is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Stephan Maikkula	2013	Vice President, Senior Portfolio Manager

Joseph Devine	2016	Senior Vice President, Chief Investment Officer

Gabriel Wallach	2016	Vice President, Portfolio Manager

The second paragraph in the section entitled “Management – Investment Subadvisers,” under the heading Delaware Investments Fund Advisers (“Delaware Investments”), as supplemented on March 1, 2016, is deleted in its entirety and replaced with the following:

The portion of the International Opportunities Fund subadvised by Delaware Investments is managed by Stephan Maikkula, Joseph Devine and Gabriel Wallach. Mr. Maikkula is a Portfolio Manager for the Global ex-US Growth Equities team. He is responsible for managing Delaware Investments’ Global ex-US Small Cap Growth strategy. Mr. Maikkula has been at Delaware Investments since 2016. Prior to joining Delaware Investments, Mr. Maikkula held positions at UBS Global Asset Management (Americas) Inc., Nicholas-Applegate Capital Management and with the Employees Retirement System of Texas.

Mr. Wallach, Vice President and Portfolio Manager, joined Delaware Investments in 2016 as a portfolio manager for the Global Ex-U.S. Equity team. Previously, Wallach was a portfolio manager at North Grove Capital, a company he founded in 2014 focused on emerging markets equities. From 2004 to 2014, Mr. Wallach was CIO, global emerging markets equities at BNP Paribas Investment Partners managing several strategies, including global emerging markets equities, frontier markets equities, and regional funds investing in Latin America, Asia, and Europe, the Middle East, and Africa (EMEA), respectively.

Mr. Devine, Senior Vice President and Chief Investment Officer — Global Ex-U.S. Equities, joined Delaware Investments in 2016 as head of the Global Ex-U.S. Equity team. He is the lead portfolio manager for the firm’s Emerging Markets Opportunities and Emerging Markets Small Cap Strategies. Previously, he worked at UBS Asset Management from 2007 to 2016, first as senior portfolio manager and then as head of the Global ex-U.S. Growth Equities team. Prior to UBS, Devine worked at Nicholas-Applegate Capital Management from 2005 to 2007 as lead portfolio manager for the Emerging Markets and Pacific Rim portfolios of the International Growth team. Prior to that, Mr. Devine was an Asian equity analyst at Duncan-Hurst Capital Management.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated November 30, 2016, to the Statement of Additional Information (“SAI”)

dated January 1, 2016, as amended

The following changes are effective immediately:

In the table under the section entitled “Portfolio Managers – Other Accounts,” the information with respect to Delaware Investments Fund Advisers (“Delaware Investments”) is supplemented by adding the following with respect to Joseph Devine and Gabriel Wallach:

		Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

Delaware Investments Fund Advisers	Joseph Devine	1	305.7	—	—	3	16.2
	Stephan Maikkula	1	350.7	—	—	3	16.2
	Gabriel Wallach	1	305.7	—	—	3	16.2

*	As of August 31, 2016

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.